Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [LineItems]
Summary of Selected Operating Results of Discontinued Operations

Summarized selected operating results of the discontinued operations are as follows:

For the Period February 20 - June 27, 2025
Revenues, net	1,377,987
Cost of sales	(347,208)
Gross profit	1,030,779
Operating expenses:
Selling, general and administrative expenses	790,181
Marketing and e-commerce expenses	1,318,518
Loss on disposal of subsidiary	12,862,936
Total operating expenses	14,971,635
Operating loss	(13,940,856)
Other income:
Interest income	17,628
Total other income	17,628
Loss from discontinued operations	(288)
Net loss from discontinued operations	(13,923,516)

The loss on disposal of the Company’s subsidiary, Americana Liberty, is analyzed as follows:

Assets of Americana Liberty as of June 27, 2025	$1,957,873
Goodwill attributed to Americana Liberty as of June 27, 2025	$11,082,174
Trademark attributed to Americana Liberty as of June 27, 2025	$530,000
Liabilities of Americana Liberty as of June 27, 2025	$(372,169)
Net assets of Americana Liberty as of June 27, 2025	$13,197,878
Fair value of consideration for the disposal of Americana Liberty on June 27, 2025
Receivables	$334,942
Total fair value of consideration for the disposal of Americana Liberty on June 27, 2025	$334,942
Loss on disposal of Americana Liberty on June 27, 2025	$(12,862,936)

Heidmar Trading DMCC
Basis of Presentation and General Information [LineItems]
Summary of Selected Operating Results of Discontinued Operations

The gain on sale of the Company’s subsidiary, Heidmar Trading DMCC, is analyzed as follows:

Assets of Heidmar Trading DMCC as of September 30, 2025	$5,244,620
Liabilities of Heidmar Trading DMCC as of September 30, 2025	$(5,295,750)
Net liabilities of Heidmar Trading DMCC as of September 30, 2025	$(51,130)
Fair value of consideration for the disposal of Heidmar Trading DMCC on September 30, 2025
Cash	$10,000
Total fair value of consideration for the disposal of Heidmar Trading DMCC on September 30, 2025	$10,000
Gain on disposal of Heidmar Trading DMCC on September 30, 2025	$61,130